Equity-Based Compensation - Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of Shares, Outstanding beginning balance | shares	2,091,366
Number of shares granted | shares	3,177,278	2,121,406
Number of Shares, Exercised | shares	(28,547)
Number of Shares, Forfeited | shares	(292,991)	(30,040)
Number of Shares, Outstanding ending balance | shares	4,947,106	2,091,366
Number of Shares, Exercisable | shares	469,472	25,072
Number of Shares, Vested and expected to vest | shares	4,947,106	2,091,366
Weighted Average Exercise Price Per share, Outstanding beginning balance | $ / shares	$ 5.05
Weighted Average Exercise Price Per share, Granted | $ / shares	10.13	$ 5.05
Weighted Average Exercise Price Per share, Exercised | $ / shares	5.05
Weighted Average Exercise Price Per share, Forfeited | $ / shares	6.03	5.05
Weighted Average Exercise Price Per share, Outstanding ending balance | $ / shares	8.26	5.05
Weighted Average Exercise Price Per share, Exercisable | $ / shares	5.05	5.05
Weighted Average Exercise Price Per share, Vested and expected to vest | $ / shares	$ 8.26	$ 5.05
Weighted Average Remaining Contractual Term, Outstanding	9 years 3 months 18 days	9 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	8 years 9 months 18 days	9 years 10 months 24 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	9 years 3 months 18 days	9 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding | $	$ 205,722	$ 805
Aggregate Intrinsic Value, Exercisable | $	21,029	10
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 205,722	$ 805